Note 6 - Net Sales - Reconciliation Between Gross Sales and Net Sales (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Gross sales and/or services	R$ 73,628.9	R$ 72,411.0	R$ 79,551.1
Excise duty	(15,876.6)	(16,192.9)	(16,345.2)
Discounts	(7,521.0)	(8,318.8)	(17,603.3)
Total	R$ 50,231.3	R$ 47,899.3	R$ 45,602.6